Cost of sales (Details) - Schedule of Cost of sales - USD ($)	4 Months Ended	6 Months Ended				12 Months Ended
	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022
Schedule of Cost Sales [Abstract]
Inventories at beginning
Inventories incorporated through the business combination		(532,231)
Purchases		(788,751)
Production costs
Payroll and and professional fees		(121,285)
Maintenance, energy and fuel related to fixed assets		(77,495)
Amortization and depreciation		(23,398)
Other production costs		(31,050)
Sub-total Production costs		(253,228)
Foreign currency translation		60,108
Sub-total		(1,514,102)
Inventories as of the end		465,748				465,748
Cost of sales		$ (1,048,354)				$ (1,048,354)